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                                 CERTIFICATION
                                 -------------


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 2-34393 and Registrant's 1940 Act No. is 811-1879.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 120 ("PEA No. 120") on February 28, 2007 pursuant to Rule 485(b) under the 1933 Act for the following funds:


INTECH Risk-Managed Stock Fund             Janus Money Market Fund
Janus Balanced Fund                           - Investor Shares
Janus Contrarian Fund                      Janus Orion Fund
Janus Enterprise Fund                      Janus Overseas Fund
Janus Federal Tax-Exempt Fund              Janus Research Fund
Janus Flexible Bond Fund                   Janus Short-Term Bond Fund
Janus Fund                                 Janus Small Cap Value Fund
Janus Fundamental Equity Fund                 - Institutional Shares
Janus Global Life Sciences Fund            Janus Small Cap Value Fund
Janus Global Opportunities Fund               - Investor Shares
Janus Global Research Fund                 Janus Smart Portfolio -- Conservative
Janus Global Technology Fund               Janus Smart Portfolio -- Growth
Janus Government Money Market Fund         Janus Smart Portfolio -- Moderate
   - Investor Shares                       Janus Tax-Exempt Money Market Fund
Janus Growth and Income Fund                  - Investor Shares
Janus High-Yield Fund                      Janus Triton Fund
Janus Mid Cap Value Fund                   Janus Twenty Fund
   - Institutional Shares                  Janus Venture Fund
Janus Mid Cap Value Fund                   Janus Worldwide Fund
   - Investor Shares

(collectively, the "Funds")

         3. The text of PEA No. 120 has been filed electronically.


DATED: March 2, 2007

                                             JANUS INVESTMENT FUND
                                             On behalf of the Funds


                                             By: /s/ Stephanie Grauerholz-Lofton
                                                 -------------------------------
                                                 Stephanie Grauerholz-Lofton
                                                 Vice President